Quarterly Financial Data (Restated) (Details 2) (Parenthetical) - $ / shares	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Preferred shares, par value	$ 0.0001			$ 0.0001
Preferred shares, authorized	2,000,000			2,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value	$ 0.0001			$ 0.0001
Ordinary shares, authorized	200,000,000			200,000,000
Ordinary shares, issued	57,886,352			41,204,025
Ordinary shares, outstanding	57,886,352			41,204,025
As Restated [Member]
Preferred shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized		2,000,000	2,000,000	2,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized		200,000,000	200,000,000	200,000,000
Ordinary shares, issued		56,011,366	50,898,866	41,204,025
Ordinary shares, outstanding		56,011,366	50,898,866	41,204,025